22. Segment information	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Segment information

22 Segment information

(i)	The Group reports under two segments: Trading and manufacturing, and Engineering.

Operating income represents total revenues less operating expenses, excluding other expense, interest and income taxes. The identifiable assets by segment are those used in each segment’s operations. Intersegment transactions are not significant and have been eliminated to arrive at consolidated totals.

	2013	2012	2011
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing	10,986	10,866	11,437
Engineering	7,616	10,779	8,776
	──────	──────	──────
	18,602	21,645	20,213
	══════	══════	══════
Operating (loss)/income
Trading and manufacturing	(241)	(301)	(720)
Engineering	106	401	(802)
Unallocated corporate expenses	(120)	(159)	(152)
	──────	──────	──────
	(255)	(59)	(1,674)
	══════	══════	══════

	2013	2012	2011
	US$’000	US$’000	US$’000
Depreciation:
Trading and manufacturing	74	88	137
Engineering	34	42	45
	──────	──────	──────
	108	130	182
	══════	══════	══════
Capital Expenditures, Gross
Trading and manufacturing	31	12	44
Engineering	20	29	19
	──────	──────	──────
	51	41	63
	══════	══════	══════

	2013	2012
	US$’000	US$’000
Assets
Trading and manufacturing	5,067	6,211
Engineering	18,811	18,736
	──────	──────
	23,878	24,947
	══════	══════
Liabilities
Trading and manufacturing	1,334	2,615
Engineering	4,667	4,576
	──────	──────
	6,001	7,191
	══════	══════

(ii) Geographical analysis of revenue by customer location is as follows:

	2013	2012	2011
	US$’000	US$’000	US$’000
Revenue -
The PRC	12,392	15,867	15,100
Hong Kong	5,919	5,511	4,891
Others	291	267	222
	──────	──────	──────
	18,602	21,645	20,213
	══════	══════	══════

(iii) Long-lived assets (1)

Geographical analysis of long-lived assets is as follows:

	2013	2012
	US$’000	US$’000

Hong Kong	568	583
The PRC	321	362
	──────	──────
	889	945
	══════	══════

(1) Long-lived assets represent property, plant and equipment, net.

(iv) Major suppliers

Details of individual suppliers accounting for more than 5% of the Group’s purchases are as follows:

	2013	2012	2011

Supplier A	20%	10%	7%
Supplier B	17%	17%	10%
Supplier C	8%	11%	10%
Supplier D	8%	7%	8%
Supplier E	7%	6%	6%
Supplier F	7%	6%	15%
	══════	══════	══════

(v) Major customers

No revenue from a single customer exceeds 10% of the Group revenue during the years ended December 31, 2013, 2012 and 2011.